Equity - Schedule of Option Activity (Details) - Stock Options [Member]	6 Months Ended
Jun. 30, 2025 $ / shares shares
Schedule of Options Activity [Line Items]
Number of Options, balance | shares	22,309
Weighted-average exercise price, balance | $ / shares	$ 54.48
Number of Options, Exercised | shares	(62)
Weighted-average exercise price, Exercised | $ / shares	$ 0.24
Number of Options, Expired and forfeited | shares	(3,705)
Weighted-average exercise price, Expired and forfeited | $ / shares	$ 157.53
Number of Options, Outstanding balance | shares	18,542
Weighted-average exercise price, Outstanding balance | $ / shares	$ 33.39
Number of Options, balance | shares	13,910
Weighted-average exercise price, balance | $ / shares	$ 27.05